Note 5 - Commitments and Contingencies	6 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 5. Commitments and Contingencies

On November 11, 2010, the Company entered into an amendment to its facility lease (the “Lease Amendment”). Pursuant to the Lease Amendment, the term of the lease was extended by four years, through August 31, 2015, and the Company was granted an improvement allowance of $148,070 to be used in connection with the construction of alterations and refurbishment of improvements in the premises, which was used and reimbursed in the fiscal year ended June 30, 2012. The leasehold improvement allowance will be recorded as a reduction of rent expense on a straight-line basis over the term of the lease. In addition, under the Lease Amendment, the Company was granted an option to further extend the lease for a period of two years beyond August 31, 2015 (the “Option Term”), with the annual rent payable by the Company during the Option Term to be equal to the annual rent for comparable buildings, as described in the Lease Amendment. Under the operating lease, the Company is required to maintain a letter of credit with a restricted cash balance at the Company’s bank. A certificate of deposit of $100,000 was recorded as restricted cash in the condensed balance sheet as of December 31, 2013 and 2012 (unaudited), June 30, 2013 and 2012, related to the letter of credit.

Future minimum lease payments under the non-cancelable operating leases having initial terms of a year or more as of December 31, 2013 (unaudited), and June 30, 2013, including the Lease Amendment, are as follows (in thousands):

Fiscal year ending June 30, 2014	Operating Leases
2014 (remaining six months)	$336
2015	689
2016	118
Total minimum lease payments	$1,143

Fiscal year ending June 30, 2013	Operating Leases
2014	$649
2015	689
2016	118
Total minimum lease payments	$1,456

Rent expense for the six months ended December 31, 2013 (unaudited), was $0.3 million, and fiscal years 2013, 2012 and 2011, was $0.6 million, $0.6 million and $0.7 million, respectively.